Cash, Cash Equivalents and Restricted Cash (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

For the purpose of condensed consolidated statement of cash flows, cash, cash equivalents and restricted cash (Current) & (Non-Current) consisted of the following as of:

		September 30, 2025	December 31, 2024
Cash and cash equivalents		5,681,657	466,500

Fixed Deposit	Lien Against Overdraft Facility	5,964,640	5,768,396
	Lien Against Letter of Credit	-	24,757
	Lien Against Bank Guarantee	43,674	45,355
	Lien Against Credit Card Facility	15,619	-
Restricted cash (Current)		6,023,933	5,838,508

Fixed Deposit	Lien Against Bank Guarantee	333,657	302,307
	Lien Against Credit Card Facility	-	16,220
Restricted cash (Non-current)		333,657	318,527
Total Cash, cash equivalents and restricted cash		12,039,247	6,623,535

For the purpose of consolidated statement of cash flows, cash, cash equivalents and restricted cash (Current) & (Non-Current) consisted of the following as of December 31, 2024, and December 31, 2023:

		2024	2023

Cash and cash equivalents		466,500	2,022,276

Fixed Deposit	Lien Against Overdraft Facility	5,768,396	4,962,515
	Lien Against Letter of Credit	24,757	24,041
	Lien Against Bank Guarantee	45,355	43,094
Restricted cash (Current)		5,838,508	5,029,650

Fixed Deposit	Lien Against Bank Guarantee	302,307	19,233
	Lien against Credit card facility	16,220	16,686
Restricted Cash (Non- current)		318,527	35,919

Total Cash, cash equivalents and restricted cash		6,623,535	7,087,845